Vessel Revenue, net and Voyage Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Vessel Revenue, net and Voyage Expenses [Abstract]
Income Derived from Spot and Time Charters	The following table presents the Company’s statement of operations figures derived from spot charter and time charters for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
	2025	2024	2023
Vessel revenues from time charters, net of commissions	32,338	45,439	31,754
Vessel revenues from spot charters, net of commissions	5,447	-	4,313
Total	37,785	45,439	36,067

Revenue from Charterers
Charterers individually accounting for more than 10% of revenues for the years ended December 31, 2025, 2024 and 2023:

Customer	2025	2024	2023
A	24%	33%	21%
B	21%	19%	10%
C	15%	-	-
D	12%	16%	-
E	12%	-	-
F	-	-	22%
G	-	-	12%
H	-	-	12%
Total	84%	68%	77%

Voyage Expenses

The following table presents the Company’s statement of operations’ figures derived from time charters, spot charters and for unfixed periods for the years ended December 31, 2025, 2024 and 2023:
	Year ended December 31,
	2025	2024	2023
Voyage expenses from time charters	2,163	1,270	1,424
Voyage expenses from spot charters	2,263	-	1,039
Voyage expenses for unfixed periods	640	501	644
Total	5,066	1,771	3,107